Subsequent Events	6 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after September 30, 2025 up through the date the Company issued these financial statements on [           ], 2025 and concluded that no other material subsequent events except for the disclosed above.